S-K 1609(a), De-SPAC Projection Preparers - Btab Ecommerce Group, Inc Mangement [Member]	Jul. 29, 2025
De-SPAC, Projection Preparer [Line Items]
De-SPAC, Projection Purpose	In connection with IWAC’s due diligence and consideration of the potential business combination with Btab, Btab’s management provided IWAC with certain financial forecasts, including income and balance sheet projections (the “financial projections”).
De-SPAC, Projection Preparer Name	Btab’s management